Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Intangible assets
Database
$
Cost at:
January 1, 2023 and December 31, 2023 and 2024	1,837,500

Accumulated amortization at:
January 1, 2023	481,791
Additions	183,539
December 31, 2023	665,330
Additions	183,539
December 31, 2024	848,869

Net book value at:
December 31, 2023	1,172,170
December 31, 2024	988,631